Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 31,578,445	$ 9,620,797
Additions	116,234,046	26,244,700
Disposals	(39,495)	(39,285)
Assets written off		(2,764,940)
Depreciation charge	(4,967,886)	(1,175,040)
Exchange differences	8,379,086	(307,787)
Property, plant and equipment	151,184,196	31,578,445
Net book amount	151,184,196	9,620,797
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	158,665,059	10,969,471
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(7,480,863)	(1,348,674)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,053,875	372,995
Additions	2,177,802	666,920
Exchange differences	179,664	13,960
Property, plant and equipment	3,411,341	1,053,875
Net book amount	3,411,341	372,995
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	3,411,341	372,995
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	6,057,545	1,666,801
Additions	59,330,097	4,358,515
Depreciation charge	(2,294,080)	(67,897)
Exchange differences	3,644,794	100,126
Property, plant and equipment	66,738,356	6,057,545
Net book amount	66,738,356	1,666,801
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	69,383,589	1,821,526
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(2,645,233)	(154,725)
Leasehold improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	527,411	164,558
Additions	689,185	482,637
Assets written off	145,109
Depreciation charge	(360,141)	(110,681)
Exchange differences	69,337	(9,103)
Property, plant and equipment	1,070,901	527,411
Net book amount	1,070,901	164,558
Leasehold improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	1,600,051	195,082
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(529,150)	(30,524)
Plant and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	6,186,323	7,416,443
Additions	11,770,912	2,982,443
Disposals	(39,495)	(39,285)
Assets written off	12,628,351	(2,764,940)
Depreciation charge	(2,313,665)	(996,462)
Exchange differences	1,241,781	(411,876)
Property, plant and equipment	29,474,207	6,186,323
Net book amount	29,474,207	7,416,443
Plant and equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	33,780,687	8,579,868
Plant and equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	(4,306,480)	(1,163,425)
Construction work in progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	17,753,291
Additions	42,266,050	17,754,185
Assets written off	(12,773,460)
Exchange differences	3,243,510	(894)
Property, plant and equipment	50,489,391	$ 17,753,291
Net book amount	50,489,391
Construction work in progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book amount	$ 50,489,391